Charges (Assets Pledged) (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Disclosure of financial assets [line items]
Short-term loans and credit		₪ 21,297		₪ 29,366
Non-current liabilities (including current maturities)		27,577	$ 7,954	39,940
Asset pledged [Member]
Disclosure of financial assets [line items]
Short-term loans and credit		67		120
Non-current liabilities (including current maturities)		4,069		7,882
Debentures (including current maturities)	[1]	775		810
Total secured liabilities		₪ 4,911		₪ 8,812

[1]	To secure the debentures (series J), issued by the Company in February 2009, a fixed pledge has been placed on real estate property which is owned by Gazit Development and his total value as of the reporting date is approximately NIS 1,176 million.